Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

3.	Accounts payable and accrued liabilities

A summary of the accounts payable and accrued liabilities is as follows:

	December 31, 2025	December 31, 2024
Accounts payable	$1,292,163	$1,678,839
Accrued liabilities	100,849	300,134
Accounts payable and accrued liabilities	$1,393,012	$1,978,973

During the year ended December 31, 2025, the Company wrote-off an aggregate of $805,456 in accounts payable for amounts which have passed the statue of limitations. The amount consisted of $604,689 in accounts payable and $200,767 in accrued liabilities, which were recognized from transactions from 2004 to 2017.